Leases (Tables)	12 Months Ended
Mar. 31, 2026
Leases [Abstract]
Schedule of Supplemental Information Related to the Group’s Leases

A summary of supplemental information related to the Group’s leases as of March 31, 2026 and 2025 was as follows:

	For the year ended	For the year ended
	March 31, 2026	March 31, 2025
	US$’000	US$’000
Cash paid for amounts included in the measurement of lease liabilities:
Operating cashflows used in operating lease – Lease expenses	392	222
Interest on lease liabilities	25	19

Operating lease right-of-use assets, net	211	567

Operating lease liabilities, current	211	373
Operating lease liabilities, non-current	-	193
Weighted average remaining lease terms – operating lease	5 months	18 months
Weighted average discount rate – operating lease	5.25% -5.63%	5.63%

Schedule of Maturity Analysis of the Annual Undiscounted Cash Flows for the Operating Lease

The maturity analysis of the annual undiscounted cash flows for the operating lease, as of March 31, 2026 and March 31, 2025 were as follows:

	As of
	March 31, 2026	March 31, 2025
	US$’000	US$’000
Within 1 year	214	395
More than 1 year but less than 2 years	-	198
Total undiscounted lease payments	214	593
less: imputed interest	(3)	(27)
Total lease liabilities	211	566